Trade and other receivables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables
Trade receivables	$ 224,000,000	$ 181,000,000
Other receivables and prepayments	106,000,000	96,000,000
Related party receivables (note 27)	2,000,000	1,000,000
Trade and other receivables	332,000,000	278,000,000
Value added tax recoverable	45,000,000	36,000,000
Non-financial assets	$ 53,000,000	$ 46,000,000